UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent J. Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent J. Gratch, Esq.           Boston, MA                 02/04/05
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 140
Form 13F Information Table Value Total: $ 386,680 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    10645 267188.40SH       SOLE                                  267188.40
AIRGAS INC                     COM              009363102      659 24865.00 SH       SOLE                                   24865.00
ALCON INC                      COM              H01301102     7686 95360.00 SH       SOLE                                   95360.00
ALLIANT TECHSYSTEMS INC        COM              018804104      665 10175.00 SH       SOLE                                   10175.00
AMERICAN INTERNATIONAL GROUP I COM              026874107     8689 132311.00SH       SOLE                                  132311.00
AMERITRADE HLDG CORP           COM              03074k100      174 12260.00 SH       SOLE                                   12260.00
AMERUS GROUP CO                COM              03072M108      614 13560.00 SH       SOLE                                   13560.00
AMGEN                          COM              031162100    10213 159210.00SH       SOLE                                  159210.00
AMPHENOL CORP NEW-CL A         CL A             032095101      632 17210.00 SH       SOLE                                   17210.00
AMSURG CORP                    COM              03232p405      385 13050.00 SH       SOLE                                   13050.00
APACHE CORP                    COM              037411105     8071 159600.20SH       SOLE                                  159600.20
APPLIED MATERIALS INC          COM              038222105      172 10060.00 SH       SOLE                                   10060.00
ARCH COAL                      COM              039380100      360 10125.00 SH       SOLE                                   10125.00
BAKER HUGHES INC               COM              057224107     1552 36381.00 SH       SOLE                                   36381.00
BERKSHIRE HILLS                COM              084680107      246  6620.00 SH       SOLE                                    6620.00
BIOMET INC                     COM              090613100     1485 34235.00 SH       SOLE                                   34235.00
BJ SERVICES CO                 COM              055482103      735 15785.00 SH       SOLE                                   15785.00
BLUEGREEN CORP                 COM              096231105      652 32900.00 SH       SOLE                                   32900.00
BROOKLINE BANCORP INC.         COM              11373m107      495 30325.00 SH       SOLE                                   30325.00
BUNGE LTD                      COM              G16962105    14825 260035.00SH       SOLE                                  260035.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     1246 18290.00 SH       SOLE                                   18290.00
CANADIAN NATURAL RESOURCES LTD COM              136385101      642 15015.00 SH       SOLE                                   15015.00
CAREMARK RX INC                COM              141705103    14013 355400.00SH       SOLE                                  355400.00
CDW CORP                       COM              12512N105     6899 103985.00SH       SOLE                                  103985.00
CENDANT CORP                   COM              151313103     8492 363224.18SH       SOLE                                  363224.18
CHARLES RIVER LABORATORIES INT COM              159864107      641 13940.00 SH       SOLE                                   13940.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      321 13150.00 SH       SOLE                                   13150.00
CHEVRONTEXACO CORP             COM              166764100     2235 42557.51 SH       SOLE                                   42557.51
CHICAGO MERCANTILE EXCHANGE HO COM              167760107      760  3325.00 SH       SOLE                                    3325.00
CHOICE HOTELS INTERNATIONAL IN COM              169905106     1654 28523.00 SH       SOLE                                   28523.00
CHOICEPOINT INC                COM              170388102     4136 89930.00 SH       SOLE                                   89930.00
CIMAREX ENERGY CO              COM              171798101      567 14950.00 SH       SOLE                                   14950.00
CISCO SYSTEMS INC              COM              17275R102     6990 361805.00SH       SOLE                                  361805.00
CITIGROUP INC                  COM              172967101    10311 214005.00SH       SOLE                                  214005.00
CITRIX SYSTEMS INC             COM              177376100      720 29440.00 SH       SOLE                                   29440.00
CITY NATIONAL CORP             COM              178566105     9454 133820.00SH       SOLE                                  133820.00
COGNEX CORP                    COM              192422103      715 25610.00 SH       SOLE                                   25610.00
COGNIZANT TECH SOLUTIONS       COM              192446102     1050 24800.00 SH       SOLE                                   24800.00
COMCAST CORP NEW CL A          CL A             20030N101     5394 162079.00SH       SOLE                                  162079.00
COMCAST CORP SPECIAL           COM              20030n200     3499 106555.00SH       SOLE                                  106555.00
CONSTELLATION BRANDS INC CL A  CL A             21036P108      698 15000.00 SH       SOLE                                   15000.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102      670 10005.00 SH       SOLE                                   10005.00
COTT CORP                      COM              22163N106      570 23035.00 SH       SOLE                                   23035.00
DAVITA INC                     COM              23918k108      729 18435.00 SH       SOLE                                   18435.00
DONALDSON CO INC               COM              257651109      616 18915.00 SH       SOLE                                   18915.00
DYCOM INDUSTRIES INC           COM              267475101      328 10750.00 SH       SOLE                                   10750.00
EAST WEST BANCORP INC          COM              27579R104      402  9590.00 SH       SOLE                                    9590.00
EDO CORP                       COM              281347104      344 10850.00 SH       SOLE                                   10850.00
ELECTRONIC ARTS INC            COM              285512109     8394 136095.00SH       SOLE                                  136095.00
EXPRESS SCRIPTS INC            COM              302182100      613  8020.00 SH       SOLE                                    8020.00
EXXON MOBIL CORP               COM              30231G102    10212 199224.28SH       SOLE                                  199224.28
FIRST CASH FINL SVCS INC       COM              31942D107      437 16350.00 SH       SOLE                                   16350.00
FLORIDA ROCK INDS INC          COM              341140101      735 12345.00 SH       SOLE                                   12345.00
FORTUNE BRANDS INC             COM              349631101    10719 138886.44SH       SOLE                                  138886.44
GENERAL ELECTRIC CO            COM              369604103    10493 287470.85SH       SOLE                                  287470.85
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GUITAR CENTER INC              COM              402040109      715 13565.00 SH       SOLE                                   13565.00
HCC INSURANCE HOLDINGS INC     COM              404132102     6736 203380.00SH       SOLE                                  203380.00
HENRY SCHEIN INC               COM              806407102      704 10115.00 SH       SOLE                                   10115.00
HOOPER HOLMES INC              COM              439104100     1599 270075.00SH       SOLE                                  270075.00
HOSPIRA INC                    COM              441060100      631 18825.00 SH       SOLE                                   18825.00
HYDRIL                         COM              448774109      350  7700.00 SH       SOLE                                    7700.00
IBM                            COM              459200101     7295 74005.52 SH       SOLE                                   74005.52
IDEXX LABORATORIES CORP        COM              45168D104      678 12425.00 SH       SOLE                                   12425.00
INTEL CORP                     COM              458140100      475 20318.44 SH       SOLE                                   20318.44
INTERACTIVE DATA CORP          COM              45840J107      612 28135.00 SH       SOLE                                   28135.00
IRON MTN INC                   COM              462846106      537 17610.00 SH       SOLE                                   17610.00
ITT INDUSTRIES INC             COM              450911102    11203 132660.63SH       SOLE                                  132660.63
JINPAN INTL LTD                COM              G5138L100      209 31350.00 SH       SOLE                                   31350.00
JLG INDUSTRIES INC             COM              466210101     1701 86665.00 SH       SOLE                                   86665.00
JOHNSON & JOHNSON              COM              478160104     2980 46995.00 SH       SOLE                                   46995.00
KEITH COMPANIES                COM              487539108      237 13600.00 SH       SOLE                                   13600.00
KINDER MORGAN INC              COM              49455p101    11560 158075.00SH       SOLE                                  158075.00
LAUREATE EDUCATION             COM              518613104     6211 140870.00SH       SOLE                                  140870.00
LEXMARK INTERNATIONAL INC CL A CL A             529771107     6590 77525.00 SH       SOLE                                   77525.00
LUFKIN INDUSTRIES INC          COM              549764108      281  7100.00 SH       SOLE                                    7100.00
MEDICIS PHARMACEUTICAL CORP CL CL A             584690309      524 14935.00 SH       SOLE                                   14935.00
MICHAELS STORES INC            COM              594087108      495 16530.00 SH       SOLE                                   16530.00
MICROCHIP TECHNOLOGY INC       COM              595017104      507 19050.00 SH       SOLE                                   19050.00
MICROSOFT CORP                 COM              594918104     7094 265493.81SH       SOLE                                  265493.81
MOHAWK INDUSTRIES INC          COM              608190104     2077 22760.00 SH       SOLE                                   22760.00
NAUTILUS GROUP INC             COM              63910B102      349 14450.00 SH       SOLE                                   14450.00
NEWFIELD EXPLORATION CO.       COM              651290108      574  9725.00 SH       SOLE                                    9725.00
NORTHFORK BANCORPORATION       COM              659424105      653 22649.00 SH       SOLE                                   22649.00
NUCO2                          COM              629428103      412 18550.00 SH       SOLE                                   18550.00
OCCIDENTAL PETE CORP           COM              674599105     5097 87330.00 SH       SOLE                                   87330.00
OMNICOM GROUP INC              COM              681919106      207  2454.00 SH       SOLE                                    2454.00
OPNET TECHNOLOGIES             COM              683757108      200 23700.00 SH       SOLE                                   23700.00
PACKETEER INC                  COM              695210104      480 33200.00 SH       SOLE                                   33200.00
PARK ELECTROCHEMICAL CORP      COM              700416209      407 18784.00 SH       SOLE                                   18784.00
PATTERSON-UTI ENERGY           COM              703481101      641 32981.00 SH       SOLE                                   32981.00
PENTAIR INC                    COM              709631105      795 18250.00 SH       SOLE                                   18250.00
PEPSICO INC                    COM              713448108    10765 206222.43SH       SOLE                                  206222.43
PEROT SYSTEMS CORP             COM              714265105      235 14650.00 SH       SOLE                                   14650.00
PETSMART INC                   COM              716768106      732 20595.00 SH       SOLE                                   20595.00
PFIZER INC                     COM              717081103      300 11144.00 SH       SOLE                                   11144.00
PHARMACEUTICAL HOLDRS TR DEPOS COM              71712A206      385  5300.00 SH       SOLE                                    5300.00
PHELPS DODGE CORP              COM              717265102      316  3190.00 SH       SOLE                                    3190.00
PRAXAIR INC                    COM              74005P104    12273 277987.89SH       SOLE                                  277987.89
PROCTER & GAMBLE CO            COM              742718109      751 13635.20 SH       SOLE                                   13635.20
PULTE HOMES INC                COM              745867101      287  4505.00 SH       SOLE                                    4505.00
QUAKER CHEMICAL CORP           COM              747316107      227  9135.00 SH       SOLE                                    9135.00
QUEST SOFTWARE INC             COM              74834t103      220 13800.00 SH       SOLE                                   13800.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      639 21720.00 SH       SOLE                                   21720.00
ROCKWELL COLLINS INC           COM              774341101      766 19410.00 SH       SOLE                                   19410.00
ROYAL DUTCH PETROLEUM CO NY    NY REG EUR .56   780257804      572  9970.00 SH       SOLE                                    9970.00
SCHLUMBERGER LTD               COM              806857108     6620 98886.29 SH       SOLE                                   98886.29
SEMICONDUTOR HLDRS             COM              816636203     1472 44100.00 SH       SOLE                                   44100.00
STAPLES INC                    COM              855030102    11519 341715.00SH       SOLE                                  341715.00
STATE STREET CORP              COM              857477103      562 11444.00 SH       SOLE                                   11444.00
STELLMAR SHIPPING              COM              V8726M103      287  6025.00 SH       SOLE                                    6025.00
STERICYCLE INC                 COM              858912108      407  8865.00 SH       SOLE                                    8865.00
STUDENT LOAN CORP              COM              863902102      699  3800.00 SH       SOLE                                    3800.00
SUPERIOR UNIFORM               COM              868358102      217 14530.00 SH       SOLE                                   14530.00
SUPERVALU INC                  COM              868536103      637 18445.00 SH       SOLE                                   18445.00
SYSCO CORP                     COM              871829107     2367 62020.00 SH       SOLE                                   62020.00
T ROWE PRICE GROUP INC         COM              74144t108    10758 172960.00SH       SOLE                                  172960.00
TEEKAY SHIPPING                COM              y8564w103      225  5340.00 SH       SOLE                                    5340.00
TEXAS INSTRUMENTS INC          COM              882508104     4765 193556.85SH       SOLE                                  193556.85
TEXAS REGIONAL BANCSHARES INC  COM              882673106      620 18987.00 SH       SOLE                                   18987.00
THE CATO CORPORATION CLASS A   CL A             149205106      377 13075.00 SH       SOLE                                   13075.00
TRANSOCEAN INC.                COM              G90078109      809 19090.00 SH       SOLE                                   19090.00
UCBH HOLDINGS INC              COM              90262T308     4221 92132.09 SH       SOLE                                   92132.09
UNIVISION COMMUNICATIONS INC   CL A             914906102      426 14559.00 SH       SOLE                                   14559.00
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     5055 116895.00SH       SOLE                                  116895.00
VCA ANTECH INC                 COM              918194101      590 30200.00 SH       SOLE                                   30200.00
WAL-MART                       COM              931142103     5174 97951.86 SH       SOLE                                   97951.86
WELLCHOICE INC                 COM              949475107      743 13915.00 SH       SOLE                                   13915.00
WELLPOINT HEALTH NETWORKS INC  COM              94973v107    13191 114705.00SH       SOLE                                  114705.00
WELLS FARGO & CO-NEW           COM              949746101      239  3850.00 SH       SOLE                                    3850.00
ASIA PACIFIC FUND              COM              044901106      205    14000 SH       SOLE                                      14000
EUROPE FUND INC                COM              29874M103      363    32028 SH       SOLE                                      32028
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     2914    38721 SH       SOLE                                      38721
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      722     8005 SH       SOLE                                       8005
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2966    18507 SH       SOLE                                      18507
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106     1188    92731 SH       SOLE                                      92731
ISHARES TR RUSSELL 2000        RUSSELL 2000     464287655      333     2575 SH       SOLE                                       2575
MIDCAP SPDR TRUST              UNIT SER 1       595635103      401     3310 SH       SOLE                                       3310
STREETTRACKS DJ LARGE GROWTH   DJ LRG CAP GRW   86330E109      300     6195 SH       SOLE                                       6195
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      370     2705 SH       SOLE                                       2705